T. ROWE PRICE Emerging Markets Discovery Stock Fund
July 31, 2022 (Unaudited)
1
Portfolio of Investments
‡
Shares $ Value
( Cost and value in $000s)
‡
ARGENTINA 1.2%
Common Stocks 1.2%
Tenaris (EUR)  3,568,449 49,937
Total Argentina (Cost
$29,010
)
49,937
BRAZIL 5.0%
Common Stocks 4.7%
Ambev  22,028,700 63,479
Banco BTG Pactual  12,188,500 53,286
Klabin  8,742,600 33,878
Multiplan Empreendimentos Imobiliarios  7,796,300 35,997
186,640
Preferred Stocks 0.3%
Banco Bradesco  3,832,254 12,917
12,917
Total Brazil (Cost
$204,810
)
199,557
CHILE 1.6%
Common Stocks 1.6%
Banco de Chile  674,055,376 63,957
Total Chile (Cost
$65,011
)
63,957
CHINA 31.3%
Common Stocks 23.4%
Alibaba Group Holding (HKD) (1) 9,007,400 101,274
Baidu, Class A (HKD) (1) 6,129,114 105,938
Beijing Capital International Airport, Class H (HKD) (1) 68,204,000 40,094
China Construction Bank, Class H (HKD)  99,601,000 63,606
China Resources Gas Group (HKD)  19,334,600 81,136
Guangdong Investment (HKD)  49,446,000 48,167
JOYY, ADR (USD)  1,623,989 42,045
KE Holdings, ADR (USD) (1) 5,488,300 77,440
Kunlun Energy (HKD)  11,390,000 8,385
Longfor Group Holdings (HKD)  14,955,500 49,972
Tingyi Cayman Islands Holding (HKD)  17,730,000 29,187
Tongcheng Travel Holdings (HKD) (1) 39,834,800 76,149
Trip.com Group (HKD) (1) 1,795,550 46,291
Tsingtao Brewery, Class H (HKD)  8,208,000 80,176
Weibo, ADR (USD) (1) 2,265,246 43,538
T. ROWE PRICE Emerging Markets Discovery Stock Fund

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
Yangzijiang Shipbuilding Holdings (SGD)  69,593,000 46,920
940,318
Common Stocks - China A Shares 7.9%
China Oilfield Services, A Shares (CNH)  21,131,874 41,588
Fuyao Glass Industry Group, A Shares (CNH)  9,866,589 60,093
Hisense Home Appliances Group, A Shares (CNH)  24,721,084 51,749
NARI Technology, A Shares (CNH)  18,348,208 79,633
Ping An Bank, A Shares (CNH)  24,526,669 46,254
Weichai Power, A Shares (CNH)  22,945,200 40,835
320,152
Total China (Cost
$1,487,465
)
1,260,470
HONG KONG 1.9%
Common Stocks 1.9%
Galaxy Entertainment Group  13,156,000 78,266
Total Hong Kong (Cost
$79,179
)
78,266
HUNGARY 1.1%
Common Stocks 1.1%
OTP Bank  2,042,997 42,176
Total Hungary (Cost
$85,402
)
42,176
INDIA 10.6%
Common Stocks 10.6%
Ambuja Cements  10,112,651 47,974
Ashok Leyland  11,966,760 22,479
Hindalco Industries  4,287,527 22,618
ICICI Bank  10,558,862 109,833
Petronet LNG  24,992,668 69,385
Reliance Industries (1) 2,435,587 77,393
Shriram Transport Finance  2,126,369 37,281
Tech Mahindra  3,041,247 40,493
Total India (Cost
$353,073
)
427,456
INDONESIA 2.2%
Common Stocks 2.2%
Bank Rakyat Indonesia Persero  303,619,507 89,626
Total Indonesia (Cost
$79,976
)
89,626

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
MALAYSIA 2.2%
Common Stocks 2.2%
CIMB Group Holdings  76,719,417 89,882
Total Malaysia (Cost
$87,089
)
89,882
MEXICO 6.5%
Common Stocks 6.5%
Fresnillo (GBP)  4,796,272 43,114
Gruma, Class B  5,598,795 69,584
Grupo Aeroportuario del Pacifico, ADR (USD)  436,078 58,888
Grupo Mexico, Series B  13,351,264 52,913
Orbia Advance  16,278,026 36,045
Total Mexico (Cost
$252,090
)
260,544
NETHERLANDS 0.9%
Common Stocks 0.9%
Prosus (ZAR)  523,919 34,300
Total Netherlands (Cost
$40,720
)
34,300
PHILIPPINES 0.4%
Common Stocks 0.4%
Bank of the Philippine Islands  9,555,930 16,130
Total Philippines (Cost
$16,481
)
16,130
POLAND 1.4%
Common Stocks 1.4%
Powszechny Zaklad Ubezpieczen  8,783,573 57,540
Total Poland (Cost
$72,781
)
57,540
RUSSIA 0.0%
Common Stocks 0.0%
Moscow Exchange (1)(2) 27,929,000 —
Novatek, GDR (USD) (2) 186,400 —
Yandex, Class A (USD) (1)(2) 1,064,100 —
Total Russia (Cost
$111,742
)
—

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
SAUDI ARABIA 3.9%
Common Stocks 3.9%
Saudi British Bank  6,228,763 70,122
Saudi National Bank  4,591,663 86,193
Total Saudi Arabia (Cost
$114,063
)
156,315
SINGAPORE 1.8%
Common Stocks 1.8%
Jardine Cycle & Carriage  2,732,200 55,456
Yangzijiang Financial Holding (1) 53,132,100 15,193
Total Singapore (Cost
$75,332
)
70,649
SOUTH AFRICA 1.8%
Common Stocks 1.8%
FirstRand  17,998,532 71,198
Total South Africa (Cost
$65,845
)
71,198
SOUTH KOREA 10.7%
Common Stocks 10.7%
Amorepacific  305,351 30,388
CJ CheilJedang  112,794 33,998
Hyundai Motor  509,611 77,060
Kangwon Land (1) 3,119,213 62,349
KT  1,361,362 39,569
Samsung Electronics  3,985,184 188,639
Total South Korea (Cost
$515,192
)
432,003
SWITZERLAND 1.4%
Common Stocks 1.4%
Holcim  1,154,935 54,153
Total Switzerland (Cost
$59,363
)
54,153
TAIWAN 6.3%
Common Stocks 6.3%
Bizlink Holding  5,292,000 57,078
Hon Hai Precision Industry  31,596,000 115,475
MediaTek  3,532,000 81,378
Total Taiwan (Cost
$270,113
)
253,931

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Shares $ Value
(Cost and value in $000s)
THAILAND 3.0%
Common Stocks 3.0%
Bangkok Dusit Medical Services, Class F  97,292,300 71,128
Land & Houses, NVDR  220,665,600 51,188
Total Thailand (Cost
$124,097
)
122,316
UNITED KINGDOM 1.1%
Common Stocks 1.1%
Prudential  3,501,085 43,184
Total United Kingdom (Cost
$55,808
)
43,184
SHORT-TERM INVESTMENTS 3.1%
Money Market Funds 3.1%
T. Rowe Price Government Reserve Fund, 2.03% (3)(4) 123,815,582 123,816
Total Short-Term Investments (Cost $123,816) 123,816
Total Investments in Securities 99.4%
(Cost $4,368,458) $ 3,997,406
Other Assets Less Liabilities 0.6% 25,239
Net Assets 100.0% $ 4,022,645
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Shares are denominated in the currency of the country presented unless otherwise noted.
(1) Non-income producing
(2) Level 3 in fair value hierarchy.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CNH Offshore China Renminbi
EUR Euro
GBP British Pound
GDR Global Depositary Receipts
HKD Hong Kong Dollar
NVDR Non-Voting Depositary Receipts
SGD Singapore Dollar
USD U.S. Dollar
ZAR South African Rand

T. ROWE PRICE Emerging Markets Discovery Stock Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended July 31, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 2.03% $ — # $ — $ 368 +
Supplementary Investment Schedule
Affiliate
Value
10/31/21
Purchase
Cost
Sales
Cost
Value
07/31/22
T. Rowe Price Government
Reserve Fund, 2.03% $ 176,894 ¤ ¤ $ 123,816 ^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $368 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $123,816.

T. ROWE PRICE Emerging Markets Discovery Stock Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Emerging Markets Discovery Stock Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services

T. ROWE PRICE Emerging Markets Discovery Stock Fund

to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Emerging Markets Discovery Stock Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on July 31, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
Following is a reconciliation of the fund’s Level 3 holdings for the period ended July 31,
2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at July 31, 2022, totaled $(133,919,000) for the period ended July 31,
2022. During the period, transfers into Level 3 resulted from a lack of marketability for the securities.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 221,911 $ 3,638,762 $ — $ 3,860,673
Preferred Stocks — 12,917 — 12,917
Short-Term Investments 123,816 — — 123,816
Total $ 345,727 $ 3,651,679 $ — $ 3,997,406
($000s)
Beginning
Balance
10/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Ending
Balance
7/31/22
Investment in
Securities
Common Stocks $ — $ (137,837) $ 53,654 $ (9,726) $ 93,909 $ —

T. ROWE PRICE Emerging Markets Discovery Stock Fund

In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F34-054Q3 07/22